Ordinary Shares - Additional Information (Detail)	1 Months Ended	12 Months Ended
	May 31, 2018 shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 ¥ / shares shares	Dec. 31, 2016 shares	Dec. 31, 2018 ¥ / shares shares
Class of Stock [Line Items]
Issuance of ordinary shares in connection with exercise of options and vesting of share units		10,122,318	9,476,874	5,197,032
Class A Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued		333,512,014	314,060,843		333,512,014
Ordinary shares, shares outstanding		333,512,014	314,060,843		333,512,014
Ordinary shares, par value | (per share)		$ 0.0001	¥ 0.0001		¥ 0.0001
Class A Common Stock [Member] | Tantan Limited [Member]
Class of Stock [Line Items]
Share issued connection with acquisition of Tantan, shares	5,328,853
Class B Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued		80,364,466	84,364,466		80,364,466
Ordinary shares, shares outstanding		80,364,466	84,364,466		80,364,466
Ordinary shares, par value | (per share)		$ 0.0001	¥ 0.0001		¥ 0.0001